Property and Equipment (Details) - Schedule of property and equipment consist - USD ($)	6 Months Ended			12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2022	Mar. 31, 2021
Property and Equipment (Details) - Schedule of property and equipment consist [Line Items]
Beginning balance		$ 1,180,395	$ 240,164	$ 1,180,395	$ 240,164
Charge for the year
Additions	29,868
Derecognised on ‘Disposals		(1,180,395)	(240,164)	(1,180,395)
Adjustments
Exchange differences
Acquisition through business combination
Ending balance	29,868				1,180,395
Property and equipment beginning balance			240,164		240,164
Derecognised on ‘Disposals					(240,164)
Property and equipment ending balance
Net block as at 30 September, 2021
Net block as at 31 March, 2022
Net block as at 30 September, 2022
Plant and equipment [Member]
Property and Equipment (Details) - Schedule of property and equipment consist [Line Items]
Beginning balance		1,160,772	232,822	1,160,772	232,822
Charge for the year
Additions	28,578
Derecognised on ‘Disposals		(1,160,772)	(232,822)	(1,160,772)
Adjustments
Exchange differences
Acquisition through business combination
Ending balance	28,578				1,160,772
Property and equipment beginning balance			232,822		232,822
Derecognised on ‘Disposals					(232,822)
Property and equipment ending balance
Net block as at 30 September, 2021
Net block as at 31 March, 2022
Net block as at 30 September, 2022
Furniture and fittings [Member]
Property and Equipment (Details) - Schedule of property and equipment consist [Line Items]
Beginning balance		337	89	337	89
Charge for the year
Additions
Derecognised on ‘Disposals		(337)	(89)	(337)
Adjustments
Exchange differences
Acquisition through business combination
Ending balance					337
Property and equipment beginning balance			89		89
Derecognised on ‘Disposals					(89)
Property and equipment ending balance
Net block as at 30 September, 2021
Net block as at 31 March, 2022
Net block as at 30 September, 2022
Vehicles [Member]
Property and Equipment (Details) - Schedule of property and equipment consist [Line Items]
Beginning balance		754	139	754	139
Charge for the year
Additions
Derecognised on ‘Disposals		(754)	(139)	(754)
Adjustments
Exchange differences
Acquisition through business combination
Ending balance					754
Property and equipment beginning balance			139		139
Derecognised on ‘Disposals					(139)
Property and equipment ending balance
Net block as at 30 September, 2021
Net block as at 31 March, 2022
Net block as at 30 September, 2022
Office equipments [Member]
Property and Equipment (Details) - Schedule of property and equipment consist [Line Items]
Beginning balance		17,419	6,887	17,419	6,887
Charge for the year
Additions	620
Derecognised on ‘Disposals		(17,419)	(6,887)	(17,419)
Adjustments
Exchange differences
Acquisition through business combination
Ending balance	620				17,419
Property and equipment beginning balance			6,887		6,887
Derecognised on ‘Disposals					(6,887)
Property and equipment ending balance
Net block as at 30 September, 2021
Net block as at 31 March, 2022
Net block as at 30 September, 2022
Computer equipments [Member]
Property and Equipment (Details) - Schedule of property and equipment consist [Line Items]
Beginning balance		1,113	227	1,113	227
Charge for the year
Additions	670
Derecognised on ‘Disposals		(1,113)	(227)	(1,113)
Adjustments
Exchange differences
Acquisition through business combination
Ending balance	670				1,113
Property and equipment beginning balance			$ 227		227
Derecognised on ‘Disposals					(227)
Property and equipment ending balance
Net block as at 30 September, 2021
Net block as at 31 March, 2022
Net block as at 30 September, 2022